Note 8 - Income Taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Text Block]
8.	Income taxes

Income tax (recovery) expense varies from the amounts that would be computed by applying the combined Canadian federal and provincial income tax rate of 26.5% (year ended December 31, 2010 – 28.5%; December 31, 2009 – 30.0%) to the loss before income taxes as shown in the following tables:

	Year ended December 31
	2011	2010	2009
Computed taxes (recoveries) at Canadian federal and provincial tax rates	$(2,633,285)	$(3,538,412)	$(2,624,747)
Differences due to change in enacted tax rates	712,236		635,462
Difference due to change in tax rate on opening deferred taxes	3,427,057	-	-
Permanent and other differences	143,992	1,409,918	927,938
Change in valuation allowance	(1,650,000)	2,880,000	1,061,347
Utilization of non-capital loss carryforwards	-	(751,506)	-
Income tax (recovery) expense	$-	$-	$-

As at December 31, 2011, the Company has investment tax credits available to reduce Canadian federal income taxes of $11,093,450 (December 31, 2010 - $9,277,707) and provincial income taxes of $5,500,315 (December 31, 2010 - $4,470,380) and expiring between 2012 and 2031.

At December 31, 2011, the Company has scientific research and experimental development expenditures of $50,575,034 (December 31, 2010 - $44,061,609) available for indefinite carry-forward and $19,037,156 (December 31, 2010 - $18,991,636) of net operating losses due to expire between 2027 and 2031 and which can be used to offset future taxable income in Canada.

On November 23, 2011, the Company was registered as a corporation under the Business Activity Act in the province of British Columbia. Under this program, provincial corporation tax charged on foreign income earned from the Company’s patents will be eligible for a 75% tax refund up to a maximum of $8,000,000.

Significant components of the Company’s deferred tax assets are shown below:

	Year ended December 31
	2011	2010

Deferred tax assets:
Non-capital loss carryforwards	$4,438,000	$4,088,000
Research and development deductions	9,295,000	11,015,000
Book amortization in excess of tax	2,779,000	2,938,000
Share issue costs	45,000	146,000
Warrant liability	65,000	-
Revenue recognized for tax purposes in excess of revenue recognized for accounting purposes	1,125,000	1,034,000
Tax value in excess of accounting value in lease inducements	49,000	87,000
Accounting value in excess of tax value in intangible assets	49,000	75,000
Provincial investment tax credits	973,000	1,082,000
Total deferred tax assets	18,818,000	20,465,000
Valuation allowance	(18,818,000)	(20,465,000)
Net deferred tax assets	$-	$-